Restatement of comparatives - Schedule of material restatement of financial position (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	$ 18,204,147	$ 19,138,858
Contingent Consideration Current	1,438,461	758,840
Contingent Consideration Noncurrent	8,118,317	8,208,945
Contingent Consideration	9,556,778	8,967,785	$ 11,094,441
Net Assets	11,583,185	18,274,523
Accumulated losses	(82,199,932)	(68,617,391)
Total equity	11,583,185	18,274,523	$ 25,315,899	$ 37,853,195
Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Net Assets		18,638,287
Accumulated losses		(68,253,627)
Total equity		18,638,287		$ 37,850,719
Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Net Assets		(363,764)
Accumulated losses		(363,764)
Total equity		(363,764)
Contingent consideration – EVT801 [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Contingent Consideration Current	786,287	758,840
Contingent Consideration Noncurrent	7,517,729	7,041,409
Contingent Consideration		(7,800,249)
Contingent consideration – EVT801 [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Contingent Consideration Current		758,840
Contingent Consideration Noncurrent		7,588,405
Contingent Consideration		(8,347,245)
Contingent consideration – EVT801 [Member] | Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Contingent Consideration Current		0
Contingent Consideration Noncurrent		546,996
Contingent Consideration		546,996
EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	8,504,914	8,897,448
EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		9,808,208
EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(910,760)
Gross carrying amount [member] | EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		9,813,362
Gross carrying amount [member] | EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		10,857,763
Gross carrying amount [member] | EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(1,044,401)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	$ (1,308,448)	(915,914)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(1,049,555)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		$ 133,641